PROPERTY AND EQUIPMENT, NET	12 Months Ended
Feb. 29, 2024
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

6.           PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of	As of
	February 28,	February 29,
	2023	2024
Building	$59,987	$57,777
Leasehold improvement	50,126	84,925
Computer, network equipment and software	96,162	114,976
Vehicles	810	769
Office equipment and furniture	6,627	2,799
Construction in progress	210,179	286,429

Total cost of property and equipment	423,891	547,675
Less: accumulated depreciation	(125,562)	(133,596)
Less: accumulated impairment loss	(9,452)	(8,760)
	$288,877	$405,319

6.           PROPERTY AND EQUIPMENT, NET - continued

For the years ended February 28, 2022,2023 and February 29, 2024, depreciation expenses were $171,354, $35,289 and $23,748, respectively. For the years ended February 28, 2022, 2023 and February 29, 2024, $255,959, $688 and $1,290 impairment loss was recorded in operating expenses mainly related to leasehold improvements of certain learning centers and offices. Accumulated impairment amounting to $21,195 was written off along with underlying property and equipment and leasehold improvement which were disposed or fully impaired in fiscal year 2023, resulting from the cessation of K-9 Academic AST Services in the mainland of China. Accumulated impairment amounting to $1,982 was written off along with underlying property and equipment and leasehold improvement which were disposed or fully impaired in fiscal year 2024, resulting from lease termination.

In December 2019, the Group entered into contracts for the development of office space on parcels in Beijing and Jiangsu. The direct costs related to the construction were capitalized as construction in progress for the years ended February 28, 2023 and February 29, 2024.